Cost of Services	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Sales [Abstract]
Cost of Services
2 1	COST OF SERVICES

	2020	2021	2022
	RM	RM	RM	USD
Consultant fee	-	9,982,074	1,884,806	428,122
IT expenses	-	204,903	5,724,360	1,300,253
Secondment of staff expenses	402,250	-	-	-
Subscription fee	-	94,141	14,125	3,208
Others	13,929	18,933	32,598	7,404
Total	416,179	10,300,051	7,655,889	1,738,987

The “
c
onsultant fee” refers to the Group’s costs incurred from assisting its clients, in engaging all the relevant professionals required during the listing process, including but not limited to legal counsel, auditors, finance consultants, the US capital markets consultant, which such consultant
fee payment shall be included and be treated as part of our consultation services for its clients during the IPO’s process.

Secondment of staff expenses incurred in year 2020 where most of the staff being recruited under V Capital Sdn Bhd – a related party to V Capital Group. Therefore, such staff has been seconded to the Group to manage the operations of the
Group
. Subsequently, in year 2021, such staff has been transferred to the
Group
, thus, no longer be needed for secondment in 2021.